INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Theoretical tax benefit	$ 7,927	$ 765	$ (29,776)
Increase (decrease) in tax rate due to:
Taxes resulting from non-deductible expenses	2,023	1,376	633
Temporary differences for which no deferred taxes were created	7,893	3,365	16,930
Tax credits	(1,629)	(334)	0
Utilization of losses	(12,340)	(1,117)	3,767
Adjustment for previous years taxes	(838)	(523)	(161)
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	(1,651)	1,158	15,522
Currency differences	84	(58)	(139)
Other	625	571	630
Total effective tax	$ 2,094	$ 5,203	$ 7,406
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Taxes resulting from non-deductible expenses	6.00%	41.00%	0.00%
Temporary differences for which no deferred taxes were created	23.00%	101.00%	(13.00%)
Tax credits	(5.00%)	(10.00%)	0.00%
Utilization of losses	(36.00%)	(33.00%)	(3.00%)
Adjustment for previous years taxes	(2.00%)	(16.00%)	0.00%
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	(5.00%)	35.00%	(12.00%)
Currency differences	0.00%	(2.00%)	0.00%
Other	2.00%	17.00%	(1.00%)
Effective tax	6.00%	156.00%	(6.00%)